Financial Instrument Risk Management - Debt Securities by Issuer and Industry Sector (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets	CAD 137,691	CAD 134,491
Canadian federal government
Disclosure of financial assets [line items]
Financial assets	5,198	4,771
Canadian federal government | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	3,366	3,117
Canadian federal government | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	1,832	1,654
Canadian provincial and municipal government
Disclosure of financial assets [line items]
Financial assets	13,296	12,600
Canadian provincial and municipal government | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	12,158	11,452
Canadian provincial and municipal government | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	1,138	1,148
U.S. government and agency
Disclosure of financial assets [line items]
Financial assets	2,049	1,890
U.S. government and agency | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,231	1,198
U.S. government and agency | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	818	692
Other foreign government
Disclosure of financial assets [line items]
Financial assets	6,113	6,344
Other foreign government | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	5,361	5,578
Other foreign government | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	752	766
Government issued or guaranteed debt securities
Disclosure of financial assets [line items]
Financial assets	26,656	25,605
Government issued or guaranteed debt securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	22,116	21,345
Government issued or guaranteed debt securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	4,540	4,260
Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	40,064	40,336
Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	34,170	34,453
Corporate Debt Securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	5,894	5,883
Corporate Debt Securities | Financials
Disclosure of financial assets [line items]
Financial assets	9,561	9,303
Corporate Debt Securities | Financials | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	7,856	7,757
Corporate Debt Securities | Financials | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	1,705	1,546
Corporate Debt Securities | Utilities and energy
Disclosure of financial assets [line items]
Financial assets	11,418	11,617
Corporate Debt Securities | Utilities and energy | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	10,413	10,541
Corporate Debt Securities | Utilities and energy | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	1,005	1,076
Corporate Debt Securities | Telecommunication services
Disclosure of financial assets [line items]
Financial assets	2,061	2,074
Corporate Debt Securities | Telecommunication services | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,763	1,786
Corporate Debt Securities | Telecommunication services | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	298	288
Corporate Debt Securities | Consumer staples and discretionary
Disclosure of financial assets [line items]
Financial assets	5,232	5,853
Corporate Debt Securities | Consumer staples and discretionary | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	4,272	4,718
Corporate Debt Securities | Consumer staples and discretionary | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	960	1,135
Corporate Debt Securities | Industrials
Disclosure of financial assets [line items]
Financial assets	4,797	4,811
Corporate Debt Securities | Industrials | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	4,090	4,103
Corporate Debt Securities | Industrials | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	707	708
Corporate Debt Securities | Real estate
Disclosure of financial assets [line items]
Financial assets	2,579	2,301
Corporate Debt Securities | Real estate | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	2,213	1,977
Corporate Debt Securities | Real estate | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	366	324
Corporate Debt Securities | Other
Disclosure of financial assets [line items]
Financial assets	4,416	4,377
Corporate Debt Securities | Other | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	3,563	3,571
Corporate Debt Securities | Other | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	853	806
Asset-backed securities
Disclosure of financial assets [line items]
Financial assets	5,899	5,946
Asset-backed securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	3,681	3,668
Asset-backed securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	2,218	2,278
Debt securities
Disclosure of financial assets [line items]
Financial assets	72,619	71,887
Debt securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	59,967	59,466
Debt securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	CAD 12,652	CAD 12,421